Institutional Class and Investor Class Shares | LSV Small Cap Value Fund
LSV SMALL CAP VALUE FUND
Investment Objective
The LSV Small Cap Value Fund’s (the “Fund”) investment objective is long-term growth of capital.
Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares and Investor Class Shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Institutional Class Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Class and Investor Class Shares - LSV Small Cap Value Fund		Institutional Class Shares	Investor Class Shares
Management Fees		0.70%	0.70%
12b-1 Fees		none	0.25%
Other Expenses		0.11%	0.11%
Total Annual Fund Operating Expenses	[1]	0.81%	1.06%
[1]	LSV Asset Management ("LSV" or the "Adviser") has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.85% and 1.10% of the Fund's Institutional Class Shares' and Investor Class Shares' average daily net assets, respectively, until February 28, 2020. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2020.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Institutional Class and Investor Class Shares - LSV Small Cap Value Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class Shares	83	259	450	1,004
Investor Class Shares	108	338	585	1,296

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy can be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of this policy, a small-capitalization company is a company with a market capitalization of less than $2.5 billion, or the highest market capitalization in the Russell 2000® Value Index, whichever is greater, at the time of initial purchase. The Fund may also invest, to a lesser extent, in equity securities of companies with larger market capitalizations. The equity securities in which the Fund invests are mainly common stocks.

In selecting securities for the Fund, the Adviser focuses on companies whose securities, in the Adviser’s opinion, are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow, but show signs of recent improvement. The Adviser believes that these out-of-favor securities will produce superior future returns if their future growth exceeds the market’s low expectations.

The Adviser uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the price-to-earnings ratio) and indicators of near-term appreciation potential (such as recent price appreciation). The investment model selects stocks to buy from the higher-ranked stocks and selects stocks to sell from those whose rankings have decreased, subject to overall risk controls.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited operating histories, product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

There is potential for shortfall in any investment process due to a variety of factors including, but not limited to, data and system imperfections, analyst judgment, the complex nature of designing, coding, and maintaining portfolio construction systems, and/or other technology used in a quantitative model. Such shortfalls in systematic or quantitative processes in particular pose broader risk because they may be more pervasive in nature. Furthermore, the Adviser’s systems may not necessarily perform in a manner in which they have historically performed or were intended to perform and the Fund can perform differently from the market as a whole based on the factors used in the Adviser’s quantitative model, the weight placed on each factor and changes from the factors’ historical trends. These issues could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon a quantitative model.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and by showing how the Fund’s average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling the Fund at 1-888-FUND-LSV.

Best Quarter	Worst Quarter
15.15%	(19.58)%
(12/31/2016)	(12/31/2018)

Average Annual Total Returns for the Periods Ended December 31, 2018

This table compares the Fund’s average annual total returns for the periods ended December 31, 2018 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for Institutional Class Shares. After-tax returns for Investor Class Shares will vary.

Investor Class Shares of the Fund commenced operations on June 10, 2014. As a result, the performance information provided for Investor Class Shares incorporates the returns of Institutional Class Shares of the Fund for periods before June 10, 2014. Investor Class Shares would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that expenses of Investor Class Shares are higher.

Returns after taxes on distributions and sale of Fund shares may be higher than before tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns - Institutional Class and Investor Class Shares - LSV Small Cap Value Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares	Fund Returns Before Taxes	(17.35%)	3.62%	8.17%	Feb. 28, 2013
Institutional Class Shares | After Taxes on Distributions	Fund Returns After Taxes on Distributions	(18.68%)	2.23%	6.51%	Feb. 28, 2013
Institutional Class Shares | After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares	(10.23%)	2.45%	6.06%	Feb. 28, 2013
Investor Class Shares	Fund Returns Before Taxes	(17.52%)	3.36%	7.90%	Feb. 28, 2013
Russell 2000 Value Index Return (reflects no deduction for fees, expenses, or taxes)	Russell 2000 Value Index Return (reflects no deduction for fees, expenses, or taxes)	(12.86%)	3.61%	7.17%	Feb. 28, 2013